NOTE 18. PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 18. PROVISION FOR EMPLOYEE BENEFITS

NOTE 18. PROVISION FOR EMPLOYEE BENEFITS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Provision for employee benefits	-	64,135

The provision for employee benefits represents the unpaid annual leave provision.